SHAREHOLDERS' EQUITY AND NET INCOME PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY AND NET INCOME PER COMMON SHARE [Abstract]
Reconciliation of Basic and Diluted Net Income Per Share
A reconciliation of basic and diluted net income per common share for the years ended December 31 follows:

	2021	2020	2019
	(In thousands, except per share amounts)

Net income	$62,895	$56,152	$46,435

Weighted average shares outstanding (1)	21,585	21,977	22,894
Stock units for deferred compensation plan for non-employee directors	121	121	132
Effect of stock options	69	90	115
Performance share units	32	33	42
Weighted average shares outstanding for calculation of diluted earnings per share	21,807	22,221	23,183

Net income per common share
Basic (1)	$2.91	$2.56	$2.03
Diluted	$2.88	$2.53	$2.00

(1)	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.